BAKER & DANIELS LLP
600 East 96th Street, Suite 600
Indianapolis, Indiana 46240
(317) 569-9600
(317) 569-4800 (fax)

March 20, 2006

Securities and Exchange Commission
Sutton Place
100 F. Street, N.E.
Washington, D.C.  20549

Re:       Registration Statement on Form S-4 of Simon Property Group, L.P.

Dear Sir or Madam:

On behalf of Simon Property Group L.P., we enclose for filing, via direct transmission on the EDGAR system of the Securities and Exchange Commission, a Registration Statement on Form S-4 including exhibits.

An amount of $117,700 in payment of the applicable filing fee has been deposited by wire transfer to the U.S. Treasury designated lockbox depository.

The Registration Statement relates to the offer to exchange certain notes for outstanding notes issued in a private offering.

Sincerely,

/s/ David C. Worrell
David C. Worrell

DCW/js
Enclosure